Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 5,613,672	$ 4,569,517
Margin cash	136,554	132,461
Trade accounts receivable	3,735,540	3,390,856
Inventories	5,015,989	5,101,230
Biological assets	1,608,223	1,712,153
Recoverable taxes	637,728	919,120
Derivative assets	84,468	87,795
Other current assets	288,842	323,194
TOTAL CURRENT ASSETS	17,121,016	16,236,326
NON-CURRENT ASSETS
Recoverable taxes	1,412,455	1,744,275
Biological assets	518,234	531,477
Related party receivables	77,355	118,554
Deferred income taxes	651,178	774,861
Derivative assets		81,940
Other non-current assets	268,737	319,226
TOTAL OTHER NON-CURRENT ASSETS	2,927,959	3,570,333
Investments in equity-accounted investees	38,312	56,601
Property, plant and equipment	11,780,880	12,918,249
Right of use assets	1,596,873	1,705,710
Intangible assets	1,803,199	1,985,595
Goodwill	5,417,134	6,105,020
TOTAL NON-CURRENT ASSETS	23,564,357	26,341,508
TOTAL ASSETS	40,685,373	42,577,834
CURRENT LIABILITIES
Trade accounts payable	5,465,513	5,257,053
Supply chain finance	728,710	948,066
Loans and financing	2,084,225	891,570
Income taxes	233,027	83,247
Other taxes payable	113,734	144,002
Payroll and social charges	1,435,751	1,297,181
Lease liabilities	335,681	352,627
Dividends payable	358,621	400
Provisions for legal proceedings	280,804	197,440
Derivative liabilities	165,979	144,251
Other current liabilities	455,020	581,123
TOTAL CURRENT LIABILITIES	11,657,065	9,896,960
NON-CURRENT LIABILITIES
Loans and financings	17,242,571	19,107,567
Income and other taxes payable	406,655	94,368
Payroll and social charges	352,718	490,503
Lease liabilities	1,398,348	1,488,600
Deferred income taxes	1,095,291	1,360,257
Provisions for legal proceedings	216,659	315,953
Derivative liabilities	100,087
Other non-current liabilities	81,615	115,840
TOTAL NON-CURRENT LIABILITIES	20,893,944	22,973,088
EQUITY
Share capital - common shares	13,177,841	13,177,841
Capital reserve	(180,586)	(186,009)
Other reserves	(37,470)	(36,413)
Profit reserves	4,211,944	3,623,632
Accumulated other comprehensive loss	(10,077,264)	(7,554,007)
Attributable to company shareholders	7,094,465	9,025,044
Attributable to non-controlling interest	1,039,899	682,742
TOTAL EQUITY	8,134,364	9,707,786
TOTAL LIABILITIES AND EQUITY	$ 40,685,373	$ 42,577,834